Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2013
Non Contributory Funded Contract Type Corporate Pension Plans
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2012 and 2013. NTT uses a March 31 measurement date.

	2012	2013
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,094,807	¥2,037,901
Service cost	72,542	72,628
Interest cost	40,840	37,511
Plan amendment	197	178
Actuarial loss (gain)	21,493	36,155
Other	12,594	3,027
Benefit payments (Lump-sum severance payments and Pension)	(204,572)	(174,476)

Benefit obligation, end of year	2,037,901	2,012,924

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,086,800	1,072,879
Actual return on plan assets	25,372	98,448
Employer contributions	69,851	66,736
Other	3,588	1,600
Benefit payments (Pension)	(112,732)	(114,498)

Fair value of plan assets, end of year	1,072,879	1,125,165

At March 31:
Under funded status	¥(965,022)	¥(887,759)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2012	2013
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(965,068)	¥(887,816)
Other assets	46	57
Accumulated other comprehensive loss (income)	330,090	277,469

Net amount recognized	¥(634,932)	¥(610,290)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2012	2013
	Millions of yen
At March 31:
Net actuarial loss	¥356,081	¥298,130
Transition obligation	943	776
Prior service cost(*)	(26,934)	(21,437)

Total	¥330,090	¥277,469

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets in Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
At March 31:
Projected benefit obligation	¥2,037,514	¥2,012,842
Fair value of plan assets	1,072,776	1,125,027

Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets in Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,017,684	¥1,987,813
Fair value of plan assets	1,072,776	1,125,027

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2013 included the following components:

	2011	2012	2013
	Millions of yen
Service cost	¥75,251	¥72,542	¥72,628
Interest cost on projected benefit obligation	43,854	40,840	37,511
Expected return on plan assets	(24,819)	(21,562)	(21,179)
Amortization of net actuarial loss	11,936	16,624	16,891
Amortization of transition obligation	169	169	167
Amortization of prior service cost	(22,279)	(15,738)	(5,266)

Total	¥84,112	¥92,875	¥100,752

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥17,681	¥(41,114)
Amortization of net actuarial loss	(16,624)	(16,891)
Amortization of transition obligation	(169)	(167)
Accrued past service liability	173	178
Amortization of prior service cost	15,738	5,266
Other	3,146	107

Total	¥19,945	¥(52,621)

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2011	2012	2013
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	2.4-3.4%	2.4-3.4%	2.4-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	1.9-3.2%	2.4-3.4%	2.4-3.4%
Expected long-term return on plan assets	2.3%	2.0%	2.0%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥6,226	¥6,226	—	—

Debt securities
Japanese government bonds/local government bonds	367,251	354,172	13,079	—
Domestic corporate bonds	112,217	—	112,217	—
Foreign government bonds	84,180	82,886	1,294	—
Foreign corporate bonds	4,060	306	3,754	—

Equity securities
Domestic	130,239	130,239	—	—
Foreign	85,101	85,101	—	—

Securities investment trust
Domestic/debt securities	13,179	—	13,179	—
Domestic/equity securities	11,064	—	11,064	—
Foreign/debt securities	7,845	—	7,845	—
Foreign/equity securities	10,683	—	10,683	—

Pooled funds	89,983	—	89,983	—

Life insurance company general accounts	148,643	—	148,643	—

Others	2,208	—	10	2,198

Total	¥1,072,879	¥658,930	¥411,751	¥2,198

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥9,372	¥9,372	—	—

Debt securities
Japanese government bonds/local government bonds	393,379	381,676	11,703	—
Domestic corporate bonds	104,626	—	104,626	—
Foreign government bonds	86,897	37,786	49,111	—
Foreign corporate bonds	3,124	216	2,908	—

Equity securities
Domestic	137,846	137,781	65	—
Foreign	89,903	89,879	—	24

Securities investment trust
Domestic/debt securities	13,505	—	13,505	—
Domestic/equity securities	12,233	—	12,233	—
Foreign/debt securities	8,366	—	8,366	—
Foreign/equity securities	10,367	—	10,367	—

Pooled funds	102,896	—	102,896	—

Life insurance company general accounts	150,375	—	150,375	—

Others	2,276	—	91	2,185

Total	¥1,125,165	¥656,710	¥466,246	¥2,209

Schedule of Estimated Future Benefit Payments	The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2014	¥135,073
2015	136,279
2016	138,105
2017	135,848
2018	148,478
2019-2023	599,184

Total	¥1,292,967

NTT CDBP
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2012 and 2013. NTT uses a March 31 measurement date.

	2012	2013
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,426,059	¥1,467,064
Service cost	37,896	37,647
Interest cost	27,980	27,260
Actuarial loss (gain)	(48)	98,532
Other	2,235	790
Benefit payments	(27,058)	(30,202)

Benefit obligation, end of year	1,467,064	1,601,091

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	898,141	897,247
Actual return on plan assets	12,654	104,996
Employer contributions	7,542	7,236
Employee contributions	3,567	3,573
Other	2,401	486
Benefits payments	(27,058)	(30,202)

Fair value of plan assets, end of year	897,247	983,336

At March 31:
Under funded status	¥(569,817)	¥(617,755)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2012	2013
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(569,817)	¥(617,755)
Accumulated other comprehensive loss	178,539	181,536

Net amount recognized	¥(391,278)	¥(436,219)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2012	2013
	Millions of yen
At March 31:
Net actuarial loss	¥183,549	¥183,359
Prior service cost(*)	(5,010)	(1,823)

Total	¥178,539	¥181,536

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2013 included the following components:

	2011	2012	2013
	Millions of yen
Service cost	¥36,591	¥37,896	¥37,647
Interest cost on projected benefit obligation	27,866	27,980	27,260
Expected return on plan assets	(22,858)	(21,901)	(21,743)
Amortization of net actuarial loss	12,488	17,232	15,982
Amortization of prior service cost	(4,526)	(3,857)	(3,187)
Employee contributions	(3,615)	(3,567)	(3,573)

Total	¥45,946	¥53,783	¥52,386

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥9,199	¥15,279
Amortization of net actuarial loss	(17,232)	(15,982)
Amortization of prior service cost	3,857	3,187
Other	4	513

Total	¥(4,172)	¥2,997

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2011	2012	2013
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	3.4%	3.4%	3.9%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥5,650	¥5,650	—	—

Debt securities
Japanese government bonds/local government bonds	256,288	247,161	9,127	—
Domestic corporate bonds	81,363	—	81,363	—
Foreign government bonds	60,576	59,927	649	—
Foreign corporate bonds	2,417	123	2,294	—

Equity securities
Domestic	154,912	154,899	13	—
Foreign	94,772	94,772	—	—

Securities investment trust
Domestic/debt securities	14,997	—	14,997	—
Domestic/equity securities	19,660	—	19,660	—
Foreign/debt securities	12,547	—	12,547	—
Foreign/equity securities	13,831	—	13,831	—

Pooled funds	114,020	—	114,020	—

Life insurance company general accounts	61,529	—	61,529	—

Others	4,685	—	(2)	4,687

Total	¥897,247	¥562,532	¥330,028	¥4,687

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,245	¥7,245	—	—

Debt securities
Japanese government bonds/local government bonds	290,222	281,605	8,617	—
Domestic corporate bonds	82,001	—	82,001	—
Foreign government bonds	65,432	29,090	36,342	—
Foreign corporate bonds	1,672	60	1,612	—

Equity securities
Domestic	182,455	182,326	129	—
Foreign	104,945	104,865	—	80

Securities investment trust
Domestic/debt securities	16,726	—	16,726	—
Domestic/equity securities	22,944	—	22,944	—
Foreign/debt securities	14,274	—	14,274	—
Foreign/equity securities	14,586	—	14,586	—

Pooled funds	114,828	—	114,828	—

Life insurance company general accounts	62,246	—	62,246	—

Others	3,760	—	14	3,746

Total	¥983,336	¥605,191	¥374,319	¥3,826

Schedule of Estimated Future Benefit Payments

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2014	¥34,749
2015	41,721
2016	44,563
2017	46,918
2018	48,894
2019-2023	264,905

Total	¥481,750